REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUE
Revenue	$ 778,308	$ 686,362	$ 558,225
At a point in time
REVENUE
Revenue	778,308	686,362	558,225
Haidilao restaurant operation
REVENUE
Revenue	747,296	661,162	545,612
Delivery business
REVENUE
Revenue	11,293	9,807	6,572
Others
REVENUE
Revenue	$ 19,719	$ 15,393	$ 6,041